Payroll and social security liabilities	12 Months Ended
Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Payroll and social security liabilities	Payroll and social security liabilities

	2024	2023
Non-current
Social security payable	1,454	1,570
	1,454	1,570
Current
Salaries payable	4,077	4,498
Social security payable	4,821	4,062
Provision for vacations	13,314	12,783
Provision for bonuses	10,523	16,014
	32,735	37,357
Total payroll and social security liabilities	34,189	38,927